Financial Instruments (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions		Aug. 31, 2018	Aug. 31, 2017
Disclosure of fair value measurement of assets [line items]
Long-term debt		$ 4,310	$ 4,298
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Investment in publicly traded company	[1]	615	897
Level 1 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Investment in publicly traded company	[1]	298	1,109
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	[2]	4,311	4,300
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	[2]	$ 4,788	$ 4,901

[1]	Level 1 fair value - determined by quoted market prices.
[2]	Level 2 fair value - determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.